SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) Number	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Reverse stock split	Reverse Stock Split: A one (1)-for-six (6) reverse stock split of the Company’s issued and outstanding ordinary shares was effective on July 30, 2020 (the “Reverse Stock Split”)
Cash equivalents	$ 0	$ 0
Cash and Cash Equivalents, at Carrying Value	4,531,266	882,770
Restricted cash		214,144
Increase in allowance for credit losses	5,500,000
Allowance for credit losses	27,262,848	21,217,406	$ 7,212,644
Impairment of long-lived assets	0	0	0
Rental income	340,000	405,000
Lessee payments to be received, 2022	126,850
Lessee payments to be received, 2022 and thereafter	0
Recognized revenue	141,000	256,000	335,000
Stock-based compensation expense	$ 3,137,000	$ 744,000	$ 580,000
Number of Reportable Segments | Number	3
Average Yearly RMB [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.4505	6.9044	6.9072